Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 37,207	$ 17,018
Accounts receivable, net	8,525	6,266
Contract assets	6,223	4,118
Inventory		6
Content asset, net		474
Prepaid expenses and other assets	6,768	6,190
Total Current Assets	58,723	34,072
Restricted cash	600	600
Property, equipment and leasehold improvements, net	3,821	925
Operating lease right-of-use assets	2,693
Intangible assets, net	848	738
Other long-term assets	553	733
TOTAL ASSETS	67,238	37,068
Current liabilities:
Accounts payable and accrued expenses	14,397	28,381
Short-term debt		3,148
Contract liabilities	3,494	7,902
Operating lease liabilities, current	1,488
Other current liabilities		7
Total Current Liabilities	19,379	39,438
Long-term debt, net of discounts (Note 5)		70,854
Warrant liabilities	24
Operating lease liabilities, non-current	1,084
Total Liabilities	20,487	110,292
COMMITMENTS AND CONTINGENCIES (Note 11)
MEZZANINE EQUITY:
Series A preferred stock, $0.00001 par value, 3,545,529 shares authorized at December 31, 2022 and 2021, respectively, zero share and 3,237,800 shares issued and outstanding at December 31, 2022 and 2021, respectively.		33,705
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.0001 par value; 1,000,000 shares of the Company’s preferred stock authorized at December 31, 2022; zero share of the Company’s preferred stock issued and outstanding at December 31, 2022
Common stock, $0.0001 par value at December 31, 2022 and December 31, 2021, respectively; 500,000,000 and 71,033,146 shares of common stock authorized at December 31, 2022 and December 31, 2021, respectively; 71,551,887 and 18,841,538 shares of common stock issued and outstanding at December 31, 2022 and December 31, 2021, respectively	7	2
Additional paid-in capital	327,686	5,477
Accumulated deficit	(280,942)	(112,408)
Total Stockholders’ Equity (Deficit)	46,751	(106,929)
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 67,238	$ 37,068